Premises and Equipment, Net (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,100,000	$ 1,800,000	$ 1,700,000
Gains, as a result of the sale of premises and equipment.	$ 197,000